Operating Lease Commitments (Details) (USD $)	Sep. 30, 2013	Jan. 02, 2013	Dec. 31, 2012 Elk Grove Village Headquarters Building [Member]	Dec. 31, 2012 St. Louis, Missouri Headquarters Building [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Recurring Lease Payment				$ 336,000,000
Business Acquisition, Cost of Acquired Entity, Purchase Price		14,300,000
Operating Leases, Future Minimum Payments Due, Next Twelve Months	280,000		653,000
Operating Leases, Future Minimum Payments, Due in Two Years	1,019,000		673,000
Operating Leases, Future Minimum Payments, Due in Three Years	1,029,000		693,000
Operating Leases, Future Minimum Payments, Due in Four Years	770,000		714,000
Operating Leases, Future Minimum Payments, Due Thereafter	281,000		281,000
Operating Leases, Future Minimum Payments Due	$ 3,379,000		$ 3,014,000